Schedule of Concentration Risk of Gross Accounts Receivable From Owned Fleet (Detail) - Accounts Receivable - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Customer A
Concentration Risk [Line Items]
Percentage of lease rental income	30.30%	17.10%
Customer B
Concentration Risk [Line Items]
Percentage of lease rental income	12.90%	11.20%
Customer C
Concentration Risk [Line Items]
Percentage of lease rental income	10.30%	7.00%